Other income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income (expenses), net
Deductible donations	R$ (300)	R$ (300)	R$ (300)
Contractual indemnities	(364)	(85)	(647)
Modification of lease contracts	379	3,052
Other revenues	730	743	437
Other expenses	(380)	(2,898)	(395)
Total	R$ 65	R$ 512	R$ (905)